Taxation (Details 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Expenses not deductible(Income not taxable) for tax purposes	1.00%	(1.00%)	4.00%
Effect of different tax rate of subsidiary operations in other jurisdiction	(22.00%)	22.00%	(15.00%)
Change in valuation allowance	6.00%	(217.00%)	36.00%
Utilization (recognition) of the unrecognized tax benefit	(0.00%)	(0.00%)	2.00%
Others	(1.00%)	(3.00%)	0.00%
Effective tax rate	9.00%	(174.00%)	52.00%